Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 143.6	$ 96.1	$ 21.6
Items not affecting cash:
Depreciation and amortization	22.7	14.2	8.5
Income tax expense	38.9	29.1	8.9
Interest expense	13.7	12.5	11.8
Unrealized foreign exchange loss (gain)	2.7	(8.6)	(0.2)
Write off deferred financing charges on debt repaid	0.0	0.0	3.9
Revaluation of term loan for change in interest rate	0.0	0.0	(5.9)
Share-based compensation	3.8	2.0	3.3
Loss on disposal of assets	0.2	0.2	0.1
Total items not affecting cash	225.6	145.5	52.0
Changes in non-cash operating items	(100.7)	(2.3)	19.9
Income taxes paid	(41.0)	(7.4)	(20.2)
Interest paid	(10.5)	(9.6)	(12.3)
Net cash from operating activities	73.4	126.2	39.4
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(30.3)	(26.1)	(15.8)
Investment in intangible assets	(19.0)	(7.7)	(10.5)
Business combination	(33.6)	(0.6)	(0.7)
Net cash used in investing activities	(82.9)	(34.4)	(27.0)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (repayment) borrowings on revolving facility (2017 - net of deferred financing fees of $2.5)	0.0	(8.8)	41.3
Deferred financing fees	0.0	(0.3)	0.0
Repayment of credit facility	0.0	0.0	(55.2)
Recapitalization transactions:
Borrowings on term loan, net of deferred financing fees of $3.3 and original issue discount of $2.2	0.0	0.0	212.6
Repayment of subordinated debt	0.0	0.0	(85.3)
Public share offering:
Share issue costs paid	0.0	0.0	(1.9)
Repayment of revolving facility	0.0	0.0	(35.0)
Repayment of term loan	0.0	0.0	(65.0)
Exercise of stock options	3.1	1.2	0.1
Net cash from (used in) financing activities	3.1	(7.9)	(9.9)
Effects of foreign currency exchange rate changes on cash	(0.3)	1.7	0.0
(Decrease) increase in cash	(6.7)	85.6	2.5
Cash, beginning of year	95.3	9.7	7.2
Cash, end of year	88.6	95.3	9.7
Redemption of Class A senior preferred shares
Recapitalization transactions:
Redemption of common and preferred shares	0.0	0.0	(53.1)
Redemption of Class A junior preferred shares
Recapitalization transactions:
Redemption of common and preferred shares	0.0	0.0	(4.1)
Return of capital on Class A common shares
Recapitalization transactions:
Redemption of common and preferred shares	0.0	0.0	(0.7)
Redemption of Class B common and preferred shares
Recapitalization transactions:
Redemption of common and preferred shares	0.0	0.0	(63.6)
Subordinate Voting Shares
Public share offering:
Net proceeds of issue of subordinate voting shares, after underwriting commission of $7.2	$ 0.0	$ 0.0	$ 100.0